Document and Entity Information	Mar. 29, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001828182
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 29, 2023
Entity Registrant Name	Signify Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40028
Entity Tax Identification Number	85-3481223
Entity Address, Address Line One	4055 Valley View Lane
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75244
City Area Code	(855)
Local Phone Number	984-5121
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	SGFY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false